Advance Payments From Customers - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 Q Cells	Dec. 31, 2011 Q Cells	Dec. 31, 2010 Q Cells	Dec. 04, 2009 Q Cells	Sep. 09, 2010 Q Cells After Amendment	Dec. 31, 2011 Other Customers	Dec. 31, 2010 Other Customers
Payables To Customers [Line Items]
Amount to be paid due to dispute under the wafer supply agreement	$ 89,491	$ 206,217				$ 244,085	$ 224,940
Repayment of advance received under the wafer supply agreement			112,470
Payables due to resolve dispute over solar wafer supply					112,470			16,577	52,169
Settlement agreement secured by prepayments				60,000
Settlement agreement secured by sales receivables					$ 52,470